Summary of Significant Accounting Policies - Summary of Applicable Exchange Rates Used to Translate Financial Statements (Details)	12 Months Ended
	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 EUR (€) shares bond	Dec. 31, 2022 EUR (€) USD ($) shares	Dec. 31, 2022 EUR (€) shares CHF (SFr)	Dec. 31, 2021 EUR (€) USD ($)	Dec. 31, 2020 EUR (€) USD ($)
Disclosure of voluntary change in accounting policy [abstract]
Closing foreign exchange rate | shares	1	1	1	1
Average foreign exchange rate	1		1.0666	0.9847	1.1326	1.2271
ClosingForeignExchangeRateUSDEuro	€ 0.93756	€ 0.93756	€ 0.93756	€ 0.93756	€ 0.88292	€ 0.81493
ClosingForeignExchangeRateCHFEuro					1.01554
AverageForeignExchangeRateUSDEuro	0.95105				0.84542	€ 0.87755
AverageForeignExchangeRateCHFEuro					1.01710
Non Current Assets By Geographical	57,081,000				13,623,000
Disclosure of intangible assets with indefinite useful life [table]
Non Current Assets By Geographical	57,081,000				13,623,000
Number of segment | bond		1
FRANCE
Disclosure of voluntary change in accounting policy [abstract]
Non Current Assets By Geographical	12,923,000				13,623,000
Disclosure of intangible assets with indefinite useful life [table]
Non Current Assets By Geographical	12,923,000				13,623,000
SWITZERLAND
Disclosure of voluntary change in accounting policy [abstract]
Non Current Assets By Geographical	44,158,000				0
Disclosure of intangible assets with indefinite useful life [table]
Non Current Assets By Geographical	€ 44,158,000				€ 0